Basis of Presentation - Additional Information (Detail) CAD in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) Segment Customer	Jun. 30, 2016 USD ($)	Jul. 01, 2016 USD ($)	Nov. 12, 2013 USD ($)	Nov. 12, 2013 CAD	Jun. 07, 2011 USD ($)
Basis Of Presentation And Significant Accounting Policies [Line Items]
Cash equivalents		$ 0	$ 0
Customers which account for more than 10% of its revenues | Customer		0
Depreciation Expense		$ 46,600,000	47,000,000
Amortization expense related to intangible assets		3,100,000	3,200,000
Deferred financing cost		6,100,000	4,300,000
Amortization of deferred financing costs		2,631,000	1,448,000
Impairment of Long-Lived Assets		0	0
Insurance reserves		32,500,000	30,100,000
Non-cash stock compensation		$ 5,802,000	3,967,000
Number of reportable segments | Segment		2
Asset retirement obligation			$ 500,000
Cumulative effect of new accounting principle in period of adoption				$ 3,200,000
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Highly liquid investments maturities		3 months	3 months
6.25% Convertible Debenture
Basis Of Presentation And Significant Accounting Policies [Line Items]
Non cash gain (loss) in connection with change in fair value of embedded conversion feature	$ 200,000		$ (200,000)
Deferred financing cost					$ 3,500,000	CAD 3.6	$ 3,000,000
Contract rights
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets		11 years	12 years
Contract rights | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets		23 years
Contract rights | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets		20 years
Non Compete Covenant | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets		5 years
Non Compete Covenant | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets		2 years
Transportation equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life		11 years	11 years
Transportation equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life		7 years	7 years
Buildings
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life		40 years	40 years
Other Property and Equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life		5 years
Other Property and Equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years